Assets Classified as Held for Sale	12 Months Ended
Dec. 31, 2023
Assets Classified as Held for Sale
Assets Classified as Held for Sale

Note 4. Assets Classified as Held for Sale

Year 2023 and 2022:

During December 2022, the Group entered into an agreement of purchase and sale with a third party whereby the Group agreed to sell its petroleum and natural gas rights and related tangibles, which include hydrocarbon development and production assets and associated decommissioning obligations, for a base price of $25,000 plus or minus certain pre-agreed adjustments. As the carrying amounts of these hydrocarbon development and production assets would be recovered through a sale transaction, these assets and related liabilities were classified as held for sale as of December 31, 2022.

As of December 31, 2022, the Group measured the assets held for sale at their fair values less costs to sell, which were lower than their carrying amounts as follows:

Asset held for sale:
Property, plant and equipment	$1,358
Interests in resource properties	33,385
$34,743

Liabilities relating to assets held for sale:
Decommissioning obligations	$16,633
Deferred income tax liabilities	3,725
$20,358

As of December 31, 2022, the Group recognised an impairment loss for an initial write-down of the assets held for sale to their fair values less costs to sell as follows:

Property, plant and equipment*	$19,137
Interests in resource properties*	47,048
66,185
Decommissioning obligations	(16,633)
Assets held for sale, net	49,552
Sale proceeds, adjusted	18,109
Impairment loss on assets held for sale	$(31,443)

* Carrying amount before impairment.

During the year ended December 31, 2023, the sale was completed with an economic effective date of April 1, 2023. At closing, the Group received $18,203 in cash consideration (net of GST) after certain customary adjustments and subsequently an additional $1,845 for a total of $20,048. The Group recognized an impairment reversal of $1,246 during the year ended December 31, 2023. The total impairment loss upon the sale of the petroleum and natural gas rights and related tangibles was $30,197, which was recognized over 2023 and 2022. Henceafter, the Group does not have hydrocarbon development and production assets and operations.

The disposal group has been presented in the Industrial Segment.

Year 2021:None